Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Securities sold under repurchase agreements

14. Securities sold under repurchase agreements

	2019	2018
National Treasury Notes (NTNs)	8,533,113	1,153,547
National Treasury Bills (LTNs)	5,653,994	5,142,881
Financial Treasury Bills (LFTs)	1,451,300	344,266

Total	15,638,407	6,640,694

As of December 31, 2018, securities sold under repurchase agreements were agreed with average interest rates of 4,48% p.a. (2018—6,40% p.a.), with assets pledged as collateral (Note 6).